Income Taxes (Net Operating Loss ("NOL"), Capital Loss and Tax Credit Carryforwards and Their Expiration Periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Canada | Capital loss
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 55
Subject to Valuation Allowance	(55)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 2,649
Subject to Valuation Allowance	(876)
Net Tax Credit Carryforwards	$ 1,773
Expiration period	2026 - 2045
Canada | Tax credit
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 2
Subject to Valuation Allowance	(2)
Net Tax Credit Carryforwards	$ 0
Expiration period	2028 - 2044
United States | Capital loss
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 1
Subject to Valuation Allowance	0
Net Tax Credit Carryforwards	$ 1
Expiration period	2029
United States | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 909
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 908
Expiration period	2037 - Indefinite
United States | Tax credit
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 595
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 594
Expiration period	2026 - 2045
State | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 937
Subject to Valuation Allowance	(30)
Net Tax Credit Carryforwards	$ 907
Expiration period	2026 - Indefinite
Other | NOL
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards	$ 108
Subject to Valuation Allowance	(20)
Net Tax Credit Carryforwards	$ 88
Expiration period	2026 - 2031